Immaterial Correction of an Error in Prior Periods - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Lease	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2012 USD ($)
Error Corrections and Prior Period Adjustments Revision [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 3,720,334	$ 3,696,311	[1],[2]
Net investment in direct financing and sales-type leases	237,234	331,792	[1]
Retained earnings	746,057	825,473	[2]
Lease rental income	459,588	512,544	[3],[4]	$ 506,538	[3],[4]
Depreciation expense	236,144	191,930	[3],[4],[5]	164,209	[3],[4],[5]
Net (loss) income	(55,923)	113,984	[4],[5]	196,247	[4],[5]
Gains on sale of containers, net	9,553	3,454	[5]	13,070	[5]
Net cash provided by operating activities	286,089	371,958	[5]	365,120	[5]
Net cash used in investing activities	$ (288,625)	(305,627)	[5]	(601,410)	[5]
Lease Classification Error
Error Corrections and Prior Period Adjustments Revision [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax						$ 3,756
Restatement Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Number of operating leases incorrectly accounted for sales-type-leases | Lease	8
Number of direct financing leases incorrectly accounted for operating leases | Lease	2
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively		1,700
Net investment in direct financing and sales-type leases		658
Retained earnings		1,042
Lease rental income		2,078		2,313
Depreciation expense		557		721
Net (loss) income		1,521		1,193
Gains on sale of containers, net				(399)
Net cash provided by operating activities		2,078		2,313
Net cash used in investing activities		$ (2,078)		$ (2,313)

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").